Inventories - Cost of Inventories Recognized as an Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of income and expense [abstract]
Cost of revenue	$ 21,382,972		$ 19,834,784	$ 17,723,687
Gain on disposal of scrapped materials	(53,486)		(56,959)	0
Loss on abandonment	15,356		102	2,483
Allowance for (reversal of) inventory valuation and obsolescence loss	(4,358)		(26,114)	80,633
Cost of revenue	$ 21,340,484	$ 680,283	$ 19,751,813	$ 17,806,803